Other Income, Net - Schedule of Other Income, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Income, Net [Abstract]
Interest income from loans to related parties (Note 20)	$ 23,736	$ 370,705	$ 165,368
Interest income from loans to third party	180,528
Interest income from fixed deposit	30,403
Sundry income	15,278	74,618	34,782
Gain/(Loss) on foreign exchange, net	(6,866)	(9,273)	19,159
Other income, net	$ 243,079	$ 436,050	$ 219,309